SCUDDER
                                                                 INVESTMENTS(SM)
                                                                 [LOGO]

Scudder Small Company Value
Fund

Supplement to Prospectus
Dated December 1, 1999

The text below replaces the disclosure found in the "The portfolio managers" section on page 7:

The following people handle the day-to-day management of the fund.

James M. Eysenbach        Calvin S. Young
Lead Portfolio Manager     o Began investment
 o Began investment          career in 1987
   career in 1984          o Joined the adviser
 o Joined the adviser        in 1990
   in 1991                 o Joined the fund
 o Joined the fund team      team in 1998
   in 1995

March 31, 2000